Note 17 - Injection Wells Suspension	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Suspended Injection Well Costs Disclosure [Text Block]

Note 17.  Injection Wells Suspension

As a result of a seismic event with a magnitude of 2.1 occurring on August 31, 2014, the Chief of the Division of Oil and Gas Resources Management (“Chief” or “Division”) issued Orders on September 3, 2014 to immediately suspend all operations of Avalon’s two saltwater injection wells until the Division could further evaluate the wells. The Orders were based on the findings that the two saltwater injection wells were located in close proximity to an area of known seismic activity and that the saltwater injection wells pose a risk of increasing or creating seismic activity.

On September 5, 2014, Avalon submitted the information required by the Chief’s Order in regards to its AWMS #1 injection well, and the Chief lifted the suspension for that well on September 18, 2014. On September 19, 2014, Avalon submitted information and a written plan required by the Chief’s Order proposing the establishment of certain operations and management controls on injections for the AWMS #2 injection well. To date, the Division has not responded to that plan despite Avalon’s requests for feedback.

On October 2, 2014, Avalon filed an appeal with the Ohio Oil and Gas Commission (the “Commission”) disputing the basis for suspending operations of AWMS #2 and also the authority of the Chief to immediately suspend such operations. On March 11, 2015, an appeal hearing was held. The Chief stated during the hearing that the suspension order is temporary, and he expects that AWMS #2 will be allowed to resume operations once the state’s final policymaking is complete.

On August 12, 2015, the Commission upheld the temporary suspension of injection operations of AWMS #2 stating that the temporary suspension would allow the Chief more time to fully evaluate the facts in anticipation of the Division’s implementation of a comprehensive regulatory plan that will specifically address injection-induced seismicity.

Avalon appealed that decision to the Franklin County Court of Common Pleas (the “Court”), and on November 1, 2016 an appeal hearing was held in that Court. On December 23, 2016, the Court issued its Decision and Order in Avalon’s favor, and vacated the Commission’s decision. The Court found that the Division’s suspension and refusal to work with the Company over the 26 month period was arbitrary and not in accordance with reason.  Subsequent to the ruling, and in accordance with the Court’s Decision and Order, both Avalon and the Division submitted their proposed restart plans to the Court. Avalon’s plan sets forth both the initial volumes and pressures and increases in volume and pressure while continuously monitoring seismicity and addressing the concerns of public health and safety.

On February 21, 2017, the Court issued its Final Decision and Order. The Court’s Final Decision and Order set forth conditions for restarting the AWMS #2 salt water injection well in accordance with the proposed restart plans filed by Avalon with minor revisions. On February 22, 2017, the Division appealed the Final Decision and Order and filed a Motion to Stay the Court Order. The Motion to Stay was granted by the Ohio 10th District Court of Appeals on March 21, 2017.

On September 14, 2017, an appeal hearing was held in the Ohio 10th District Court of Appeals and on July 31, 2018 a decision was issued on the appeal. The decision reinstated the previous Ohio Oil and Gas Commission decision in this matter.

On September 12, 2018, the Company appealed the Ohio 10th District Court of Appeals decision to the Supreme Court of Ohio. On November 21, 2018, the Company received notice from the Supreme Court of Ohio that the court would not accept for review the Company’s appeal of the Ohio 10th District Court of Appeals decision on the Division of Oil and Gas Resources Management’s appeal of the Franklin County Court of Common Pleas February 21, 2017 entry allowing restart of the Company’s AWMS Water Solutions, LLC #2 salt water injection well.

On April 5, 2019, Avalon filed with the Oil and Gas Commission a motion to vacate its prior decisions in this matter. The Oil and Gas Commission scheduled a hearing on this motion for August 13, 2019. Before the hearing began, and in response to the Division’s motion to dismiss the Company’s motion to vacate, the Commission dismissed the matter. The Company appealed that decision to the Franklin County Court of Common Pleas. In April 2020, the Division’s motion to dismiss and the Company’s opposition were reviewed by the Court. Following the restart orders received on May 24, 2021, and discussed below, the Court dismissed the complaint.

Concurrently with the filing of the appeal with the Franklin County Court of Common Pleas, the Company filed a writ of mandamus in the 10th District Court of Appeals on August 30, 2019 to compel the chief of the Division to issue restart orders, or alternative orders that would allow the Company to either restart the AWMS #2 well, or appeal said orders to the Oil and Gas Commission in accordance with Ohio Law. On October 6, 2020 and in response to a motion from the Division, the Court dismissed this complaint for writ of mandamus.

In addition, on August 26, 2016, Avalon filed a complaint in the 11th Appellate District Court in Trumbull County, Ohio for a Peremptory Writ of Mandamus to compel the Director of the Ohio Department of Natural Resources (“ODNR”) to initiate appropriations procedures to determine damages from the illegal regulatory taking of the Company’s property, or issue an alternative remedy at law. The Company believes that the actions, and lack of responsible actions, by the ODNR is a clear violation of the Company’s property rights and a violation of the Fifth and Fourteenth Amendments to the U.S. Constitution; Article I, Section 19 of the Ohio Constitution; and Ohio Revised Code Chapter 163.

On March 18, 2019, Avalon received notice that the 11th Appellate District Court in Trumbull County, Ohio issued summary judgment in favor of the Ohio Department of Natural Resources in the writ of mandamus action that resulted from the suspension order of the Company’s salt water injection well. The decision was appealed to the Supreme Court of Ohio on April 5, 2019. Oral arguments in the case occurred on April 7, 2020. On September 23, 2020, the Supreme Court of Ohio ruled in favor of the Company. The Supreme Court of Ohio reversed the decision of the 11th Appellate District Court and remanded the case back to that court for a trial on the merits. The trial occurred in September and October 2021. On December 19, 2022, the 11th Appellate District Court denied the Company’s writ of mandamus action. The Court determined that the Company failed to establish a cognizable property interest that would necessitate a just compensation/takings analysis and accordingly denied the Company’s petition for writ of mandamus. The decision was appealed to the Supreme Court of Ohio on January 30, 2023 and on January 24, 2024 the Supreme Court of Ohio ruled in a unanimous decision to overturn the Court of Appeal’s decision. The Supreme Court of Ohio remanded to the Court again for a decision on the mandamus complaint as to whether the Company suffered a total or partial taking. On September 9, 2024, the Court of Appeals issued a decision in accordance with the remand from the Supreme Court of Ohio.  The Court of Appeals found that there was no categorical ‘taking’ of the Company’s property, but that there was a partial regulatory ‘taking’, and ordered the ODNR to commence appropriations procedures for paying AWMS damages.  The decision by the Court of Appeals also found that the seismicity for which AWMS #2 was suspended did not represent imminent threat or harm, and that Division had prevented the Company’s attempts to reach a resolution of the matter.  Because of the limits on damages set in the decision by the Court of Appeals, the Company again appealed the Court of Appeals decision to the Supreme Court of Ohio on October 11, 2024.

On May 24, 2021, the Company received Chief’s Orders from the Division vacating the September 3, 2014 suspension orders for AWMS #2 and setting conditions for restart of that well. Among these conditions was a limit placed on the seismicity within three miles of the well. Under the Order, if a seismic event with a magnitude 2.1 or above occurs, the well must cease operations for an indefinite period of time until concurrence for subsequent restart is received from the Division. The Company appealed the May 2021 Chief’s Order to the Ohio Oil and Gas Commission, seeking reasonable operating conditions that will allow the facility to operate profitably while protecting human health and property. A hearing in this matter occurred in February 2022. On June 30, 2022, the Oil and Gas Commission rendered their decision for the Division in this matter, once again deferring to the Division in their decision. The Company appealed the decision to the Franklin County Ohio Court of Common Pleas on August 3, 2022. On October 31, 2024 the Franklin County Ohio Court of Common Pleas dismissed the appeal. The Company appealed the dismissal to the Ohio 10th District Court of Appeals on November 26, 2024.